UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 2.0%		
IT Services 2.0%		
[a]Cognizant Technology Solutions Corp., A, (United States)	20,000	$ 1,563,600
Mutual Funds (Cost $62,968,362) 97.9%		
Diversified Financial Services 97.9%		
[a]FT (Mauritius) Offshore Investments Ltd., (India)	7,517,563	76,943,657
Total Investments (Cost $64,473,906) 99.9%		78,507,257
Other Assets, less Liabilities 0.1%		69,962
Net Assets 100.0%		$ 78,577,219

[a]Non-income producing.

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited)

Franklin World Perspectives Fund	Industry	Shares/Units		Value
Common Stocks and Other Equity Interests 95.8%				
Australia 2.7%				
Amcor Ltd.	Containers & Packaging	8,842	$	77,452
BHP Billiton Ltd.	Metals & Mining	3,341		130,580
Brambles Ltd.	Commercial Services & Supplies	1,940		16,407
Commonwealth Bank of Australia	Commercial Banks	777		52,221
Computershare Ltd.	IT Services	8,872		96,865
CSL Ltd.	Biotechnology	995		57,005
JB Hi-Fi Ltd.	Specialty Retail	2,797		28,875
Rio Tinto Ltd.	Metals & Mining	338		23,390
[a]Shopping Centres Australasia Property Group	Real Estate Investment Trusts (REITs)	516		877
SPDR S&P ASX 200 Fund ETF	Diversified Financial Services	4,418		209,715
Westpac Banking Corp.	Commercial Banks	884		25,848
Woolworths Ltd.	Food & Staples Retailing	1,806		58,834
WorleyParsons Ltd.	Energy Equipment & Services	2,446		64,354
				842,423
Austria 0.4%				
Flughafen Wien AG	Transportation Infrastructure	1,913		118,133
Belgium 0.7%				
Anheuser-Busch InBev NV	Beverages	2,317		201,053
Brazil 2.2%				
Aliansce Shopping Centers SA	Real Estate Management & Development	10,700		138,937
BM&F BOVESPA SA	Diversified Financial Services	19,200		134,442
Companhia de Bebidas das Americas (AmBev)	Beverages	2,500		113,058
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300		58,574
Ecorodovias Infraestrutura e Logistica SA	Transportation Infrastructure	12,900		114,174
Estacio Participacoes SA	Diversified Consumer Services	3,700		81,962
[a]Fibria Celulose SA	Paper & Forest Products	3,900		47,800
				688,947
Canada 5.1%				
Agrium Inc.	Chemicals	250		28,357
Bank of Montreal	Commercial Banks	600		37,887
Bank of Nova Scotia	Commercial Banks	1,400		82,312
Bonavista Energy Corp.	Oil, Gas & Consumable Fuels	1,700		22,972
Brookfield Asset Management Inc., A	Real Estate Management & Development	2,175		80,258
Canadian Imperial Bank of Commerce	Commercial Banks	925		77,149
Canadian National Railway Co.	Road & Rail	900		86,369
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	2,050		61,898
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	1,150		38,170
Enbridge Inc.	Oil, Gas & Consumable Fuels	925		40,661
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	1,275		46,920
Home Capital Group Inc.	Thrifts & Mortgage Finance	525		31,909
IGM Financial Inc.	Capital Markets	900		39,246
Inmet Mining Corp.	Metals & Mining	275		19,849
[a]Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	980		67,620
MacDonald Dettwiler & Associates Ltd.	Software	715		44,955
Manulife Financial Corp.	Insurance	2,150		31,036
Metro Inc., A	Food & Staples Retailing	850		52,761
[a,b]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	1,600		8,275
[a]Nuvista Energy Ltd.	Oil, Gas & Consumable Fuels	5,725		30,015
Potash Corp. of Saskatchewan Inc.	Chemicals	1,000		42,474
Power Corp. of Canada	Insurance	2,150		56,533
Power Financial Corp.	Insurance	1,975		56,604
Rogers Communications Inc., B	Wireless Telecommunication Services	1,200		55,757
Royal Bank of Canada	Commercial Banks	1,350		84,068

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Savanna Energy Services Corp.	Energy Equipment & Services	4,950	36,323
SNC-Lavalin Group Inc., A	Construction & Engineering	1,475	65,873
Sun Life Financial Inc.	Insurance	1,050	30,630
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	700	23,788
Thomson Reuters Corp.	Media	2,425	74,266
The Toronto-Dominion Bank	Commercial Banks	700	58,446
TransCanada Corp.	Oil, Gas & Consumable Fuels	1,425	67,439
			1,580,820
Chile 0.2%			
iShares MSCI Chile Investable Market Index Fund ETF	Diversified Financial Services	1,086	72,697
China 2.3%			
[a]Baidu Inc., ADR	Internet Software & Services	580	62,814
China Construction Bank Corp., H	Commercial Banks	110,000	94,888
China Merchants Bank Co. Ltd., H	Commercial Banks	26,500	63,692
China Mobile Ltd.	Wireless Telecommunication Services	1,500	16,498
China Overseas Land & Investment Ltd.	Real Estate Management & Development	44,000	136,729
China Resources Gas Group Ltd.	Gas Utilities	8,000	17,763
China Resources Land Ltd.	Real Estate Management & Development	12,000	36,439
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	9,500	40,974
CNOOC Ltd.	Oil, Gas & Consumable Fuels	11,000	22,750
Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	117,532
Hengan International Group Co. Ltd.	Personal Products	4,000	40,152
Parkson Retail Group Ltd.	Multiline Retail	44,500	34,312
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	28,000	39,930
			724,473
Denmark 0.3%			
Novo Nordisk AS, ADR	Pharmaceuticals	420	77,427
Egypt 0.1%			
Commercial International Bank Egypt SAE	Commercial Banks	4,604	24,531
[a]Orascom Construction Industries	Construction & Engineering	437	17,050
			41,581
France 3.9%			
Euler Hermes SA	Insurance	4,521	403,658
Legrand SA	Electrical Equipment	7,560	343,145
[a]Lyxor ETF Eastern Europe (CECE EUR)	Diversified Financial Services	3,344	83,963
Neopost SA	Office Electronics	4,953	282,489
Nexans SA	Electrical Equipment	1,904	98,793
			1,212,048
Germany 1.1%			
GFK AG	Media	5,824	337,148
Hong Kong 1.2%			
[c]AIA Group Ltd., 144A	Insurance	15,400	61,258
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	9,900	120,780
Gourmet Master Co. Ltd.	Hotels, Restaurants & Leisure	4,500	30,478
Hong Kong Exchanges & Clearing Ltd.	Diversified Financial Services	4,915	93,351
Samsonite International SA	Textiles, Apparel & Luxury Goods	27,000	58,696
			364,563
India 0.9%			
[a,d]Franklin India Growth Fund, Advisor Class	Diversified Financial Services	27,541	265,774
Indonesia 0.5%			
PT Astra International Tbk	Automobiles	29,000	21,980
PT Bank Central Asia Tbk	Commercial Banks	24,000	23,882
PT Bank Rakyat Indonesia (Persero) Tbk	Commercial Banks	21,000	17,216
PT Kalbe Farma Tbk	Pharmaceuticals	277,000	31,135
PT Surya Citra Media Tbk	Media	131,985	32,324

PT Unilever Indonesia TBK	Household Products	10,000	22,738
			149,275
Ireland 0.8%			
DCC PLC	Industrial Conglomerates	7,375	241,359
Israel 0.2%			
[a]Check Point Software Technologies Ltd.	Software	1,100	55,000
Italy 1.3%			
Prysmian SpA	Electrical Equipment	19,044	407,566
Japan 4.2%			
AEON Co. Ltd.	Food & Staples Retailing	7,376	83,643
Astellas Pharma Inc.	Pharmaceuticals	896	45,566
CANON Inc.	Office Electronics	1,326	48,746
Chubu Electric Power Co. Inc.	Electric Utilities	2,862	36,113
FANUC Corp.	Machinery	197	30,669
Hitachi Ltd.	Electronic Equipment, Instruments & Components	8,196	48,530
Honda Motor Co. Ltd.	Automobiles	1,712	65,555
INPEX Corp.	Oil, Gas & Consumable Fuels	3	17,370
ITOCHU Corp.	Trading Companies & Distributors	5,757	65,032
KDDI Corp.	Wireless Telecommunication Services	379	28,155
Keihin Electric Express Railway Co. Ltd.	Road & Rail	8,281	70,203
Keyence Corp.	Electronic Equipment, Instruments & Components	124	34,368
Komatsu Ltd.	Machinery	1,700	45,223
Mitsubishi Chemical Holdings Corp.	Chemicals	9,421	43,639
Mitsubishi Corp.	Trading Companies & Distributors	2,918	61,462
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	14,557	82,856
Nippon Steel Sumitomo Metal	Metals & Mining	17,567	48,555
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	479	63,633
SOFTBANK Corp.	Wireless Telecommunication Services	716	25,500
Sumitomo Mitsui Financial Group Inc.	Commercial Banks	2,043	81,912
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	1,122	34,138
T&D Holdings Inc.	Insurance	4,834	59,623
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	938	48,163
Toyota Industries Corp.	Auto Components	1,722	57,096
Toyota Motor Corp.	Automobiles	1,925	91,797
			1,317,547
Kuwait 0.1%			
Burgan Bank SAK	Commercial Banks	11,604	23,917
Kuwait Projects Co. Holding KSC	Diversified Financial Services	12,733	18,326
			42,243
Luxembourg 0.2%			
L'Occitane International SA	Specialty Retail	17,250	51,825
Malaysia 0.3%			
Malayan Banking Bhd.	Commercial Banks	5,400	15,434
Nestle (Malaysia) Bhd.	Food Products	3,400	63,907
Public Bank Bhd., fgn.	Commercial Banks	3,500	17,483
			96,824
Mexico 0.6%			
iShares MSCI Mexico Investable Market Index Fund ETF	Diversified Financial Services	2,558	188,320
Netherlands 2.4%			
Fugro NV	Energy Equipment & Services	5,865	355,490

Reed Elsevier NV	Media	24,638	382,917
			738,407
Norway 0.4%			
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	3,075	114,844
Oman 0.1%			
Bank Muscat SAOG	Commercial Banks	14,886	23,663
Philippines 0.1%			
Bank of the Philippine Islands	Commercial Banks	6,670	16,384
Qatar 0.3%			
Gulf International Services QSC	Energy Equipment & Services	3,709	32,706
Industries Qatar QSC	Industrial Conglomerates	723	33,625
Qatar National Bank	Commercial Banks	1,128	40,407
			106,738
Russia 0.8%			
[a] db x-trackers MSCI Russia Capped Index ETF	Diversified Financial Services	7,682	248,590
Singapore 1.0%			
ComfortDelGro Corp. Ltd.	Road & Rail	18,000	28,069
Keppel Corp. Ltd.	Industrial Conglomerates	3,000	27,875
OSIM International Ltd.	Specialty Retail	13,000	18,907
Parkson Retail Asia Ltd.	Multiline Retail	2,000	2,569
[c] Parkson Retail Asia Ltd., 144A	Multiline Retail	9,000	11,562
SATS Ltd.	Transportation Infrastructure	7,000	17,250
Singapore Exchange Ltd.	Diversified Financial Services	13,000	81,825
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	19,004
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	21,000	59,387
StarHub Ltd.	Wireless Telecommunication Services	8,000	25,209
United Overseas Bank Ltd.	Commercial Banks	1,000	15,231
			306,888
South Africa 0.8%			
[a] CS ETF (IE)	Diversified Financial Services	450	54,315
iShares MSCI South Africa Index Fund ETF	Diversified Financial Services	3,074	203,622
			257,937
South Korea 2.5%			
Daewoo International Corp.	Trading Companies & Distributors	720	24,617
[a] Danal Co. Ltd.	Software	2,069	26,052
[a] Doosan Heavy Industries and Construction Co. Ltd.	Construction & Engineering	560	23,959
Hana Financial Group Inc.	Commercial Banks	1,990	71,332
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	901	56,809
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	143	26,681
Hyundai Motor Co.	Automobiles	288	54,264
[a] Hyundai Wia Corp.	Auto Components	165	22,293
Korea Power Engineering Co. Inc.	Construction & Engineering	364	26,798
LIG Insurance Co. Ltd.	Insurance	1,100	25,832
NHN Corp.	Internet Software & Services	105	23,258
SamkwangGlass Co. Ltd.	Containers & Packaging	419	26,842
Samsung C&T Corp.	Trading Companies & Distributors	440	25,640
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	211	280,814
Samsung Life Insurance Co. Ltd.	Insurance	267	25,767
[a] SK Hynix Semiconductor Inc.	Semiconductors & Semiconductor Equipment	1,180	26,463
Songwon Industrial Co. Ltd.	Chemicals	2,350	22,895
			790,316
Spain 0.5%			
Mediaset Espana Comunicacion SA	Media	19,551	147,588

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Sri Lanka 0.0%†			
Nestle Lanka PLC	Food Products	838	10,711
Sweden 1.0%			
JM AB	Household Durables	14,737	303,037
Switzerland 2.0%			
[a]Dufry AG	Specialty Retail	2,303	314,436
Roche Holding AG	Pharmaceuticals	1,448	320,329
			634,765
Taiwan 1.5%			
Chinatrust Financial Holding Co. Ltd.	Commercial Banks	86,451	49,476
Epistar Corp.	Semiconductors & Semiconductor Equipment	17,000	32,296
Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	9,000	47,850
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	26,177
President Chain Store Corp.	Food & Staples Retailing	4,000	21,605
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	17,000	34,483
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	8,000	28,446
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	52,570	180,693
TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	51,608
			472,634
Thailand 0.7%			
Bangkok Bank PCL, fgn.	Commercial Banks	5,320	39,209
BEC World PCL, fgn.	Media	11,000	26,717
Kasikornbank PCL, fgn.	Commercial Banks	6,200	41,541
PTT PCL, fgn.	Oil, Gas & Consumable Fuels	7,400	84,536
Siam Commercial Bank PCL, fgn.	Commercial Banks	4,790	28,724
			220,727
United Arab Emirates 0.2%			
Emaar Properties PJSC	Real Estate Management & Development	30,034	39,822
First Gulf Bank PJSC	Commercial Banks	8,756	30,514
			70,336
United Kingdom 9.1%			
[a]The Berkeley Group Holdings PLC	Household Durables	10,837	314,415
[a]Carpetright PLC	Specialty Retail	16,707	179,767
De La Rue PLC	Commercial Services & Supplies	5,658	80,844
Diageo PLC	Beverages	3,166	94,228
Dignity PLC	Diversified Consumer Services	22,554	417,225
Hiscox Ltd.	Insurance	47,140	354,161
Imperial Tobacco Group PLC	Tobacco	6,246	232,327
International Personal Finance PLC	Consumer Finance	69,699	445,224
Reckitt Benckiser Group PLC	Household Products	4,271	284,642
Savills PLC	Real Estate Management & Development	54,338	427,844
			2,830,677
United States 43.1%			
Abbott Laboratories	Health Care Equipment & Supplies	3,140	106,383
ACE Ltd.	Insurance	2,340	199,672
[a]Acme Packet Inc.	Communications Equipment	3,930	94,988
[a]Actavis Inc.	Pharmaceuticals	2,660	229,797
Aflac Inc.	Insurance	4,060	215,424
Airgas Inc.	Chemicals	1,120	106,669
Allergan Inc.	Pharmaceuticals	2,460	258,325
[a]Amazon.com Inc.	Internet & Catalog Retail	770	204,435

American Tower Corp.	Real Estate Investment Trusts (REITs)	3,200	243,680
[a]ANSYS Inc.	Software	1,590	117,024
Apple Inc.	Computers & Peripherals	1,010	459,863
[a]Biogen Idec Inc.	Biotechnology	1,220	190,418
[a]BorgWarner Inc.	Auto Components	1,750	129,815
Bristol-Myers Squibb Co.	Pharmaceuticals	2,970	107,336
[a]Celgene Corp.	Biotechnology	2,340	231,566
[a]Cerner Corp.	Health Care Technology	2,170	179,133
Chevron Corp.	Oil, Gas & Consumable Fuels	1,590	183,088
[a]Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	240	73,682
The Coca-Cola Co.	Beverages	4,720	175,773
[a]Cognizant Technology Solutions Corp., A	IT Services	1,270	99,289
Danaher Corp.	Industrial Conglomerates	3,610	216,347
[a]DaVita HealthCare Partners Inc.	Health Care Providers & Services	1,270	146,571
Dick's Sporting Goods Inc.	Specialty Retail	2,210	105,174
[a]DIRECTV	Media	2,920	149,329
[a]Discovery Communications Inc., C	Media	3,360	214,066
[a]Dollar General Corp.	Multiline Retail	3,220	148,828
[a]eBay Inc.	Internet Software & Services	3,290	184,010
Ecolab Inc.	Chemicals	3,720	269,328
[a]Edwards Lifesciences Corp.	Health Care Equipment & Supplies	1,060	95,326
[a]Express Scripts Holding Co.	Health Care Providers & Services	2,540	135,687
[a]F5 Networks Inc.	Communications Equipment	920	96,490
[a]Facebook Inc., A	Internet Software & Services	2,300	71,231
Fastenal Co.	Trading Companies & Distributors	3,030	150,530
[a]Google Inc., A	Internet Software & Services	400	302,276
Honeywell International Inc.	Aerospace & Defense	1,520	103,725
[a]Hub Group Inc., A	Air Freight & Logistics	2,760	101,596
[a]IntercontinentalExchange Inc.	Diversified Financial Services	840	116,550
International Business Machines Corp.	IT Services	1,000	203,070
iShares S&P Global Energy Sector Index Fund ETF	Diversified Financial Services	1,698	68,514
Kansas City Southern	Road & Rail	1,640	152,700
[a]LinkedIn Corp., A	Internet Software & Services	780	96,556
MasterCard Inc., A	IT Services	560	290,304
McKesson Corp.	Health Care Providers & Services	1,060	111,544
Mead Johnson Nutrition Co., A	Food Products	1,170	88,920
Microchip Technology Inc.	Semiconductors & Semiconductor Equipment	3,190	106,706
National Oilwell Varco Inc.	Energy Equipment & Services	1,270	94,158
Noble Energy Inc.	Oil, Gas & Consumable Fuels	940	101,323
[a]Nuance Communications Inc.	Software	4,780	114,959
[a]Onyx Pharmaceuticals Inc.	Biotechnology	790	61,241
Oracle Corp.	Software	5,840	207,378
Pall Corp.	Machinery	2,760	188,508
PepsiCo Inc.	Beverages	2,710	197,423
Praxair Inc.	Chemicals	1,820	200,873
Precision Castparts Corp.	Aerospace & Defense	900	165,060
[a]Priceline.com Inc.	Internet & Catalog Retail	130	89,111
QUALCOMM Inc.	Communications Equipment	4,330	285,910
Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	1,100	183,128
[a]Red Hat Inc.	Software	1,810	100,564
Rockwell Automation Inc.	Electrical Equipment	1,430	127,542
Roper Industries Inc.	Electrical Equipment	1,270	149,161
[a]Salesforce.com Inc.	Software	1,060	182,458
[a]SBA Communications Corp.	Wireless Telecommunication Services	1,420	98,917
Schlumberger Ltd.	Energy Equipment & Services	2,020	157,661
[a]Signature Bank	Commercial Banks	1,600	118,288
Sirius XM Radio Inc.	Media	34,130	107,168
[a]Stericycle Inc.	Commercial Services & Supplies	1,910	180,208
T. Rowe Price Group Inc.	Capital Markets	2,840	202,918
Time Warner Cable Inc.	Media	1,760	157,238
Tractor Supply Co.	Specialty Retail	850	88,120
TransDigm Group Inc.	Aerospace & Defense	870	117,833

Franklin Templeton International Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

[a]Trimble Navigation Ltd.	Electronic Equipment, Instruments & Components	2,000	125,000
Ulta Salon Cosmetics & Fragrance Inc.	Specialty Retail	590	57,714
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	2,580	131,245
Union Pacific Corp.	Road & Rail	1,070	140,662
[a]United Rentals Inc.	Trading Companies & Distributors	1,560	78,967
United Technologies Corp.	Aerospace & Defense	1,560	136,609
Vanguard Consumer Staples ETF	Diversified Financial Services	1,413	131,522
Vanguard Energy ETF	Diversified Financial Services	630	69,583
Vanguard Financials ETF	Diversified Financial Services	3,935	142,408
[a]Vantiv Inc., A	IT Services	4,560	94,939
Visa Inc., A	IT Services	1,910	301,608
[a]VMware Inc., A	Software	910	69,597
The Walt Disney Co.	Media	3,930	211,748
[a]Waters Corp.	Life Sciences Tools & Services	1,170	107,137
Wells Fargo & Co.	Commercial Banks	3,930	136,882
[a]WhiteWave Foods Co., A	Food Products	6,380	103,292
[a]Whiting Petroleum Corp.	Oil, Gas & Consumable Fuels	450	21,411
Whole Foods Market Inc.	Food & Staples Retailing	1,990	191,537
Xilinx Inc.	Semiconductors & Semiconductor Equipment	3,720	135,743
			13,396,490
Total Common Stocks and Other Equity Interests (Cost $25,293,083)			29,767,778
Participatory Notes 0.6%			
Saudi Arabia 0.6%			
Credit Suisse Nassau,			
[a]Fawaz Abdulaziz Alhokair & Co., 10/14/15	Specialty Retail	779	22,953
Jarir Marketing Co., 9/23/15	Commercial Services & Supplies	518	21,410
HSBC Bank PLC,			
Al Rajhi Bank, 8/13/14	Commercial Banks	1,245	22,990
[a]Banque Saudi Fransi, 2/23/15	Commercial Banks	2,677	21,843
Etihad Etisalat Co., 12/05/14	Wireless Telecommunication Services	1,166	23,397
National Industrialization Co., 8/13/14	Industrial Conglomerates	3,125	23,665
Samba Financial Group, 8/13/14	Commercial Banks	1,781	21,513
Saudi Basic Industries Corp., 8/04/14	Chemicals	885	22,183
Total Participatory Notes (Cost $175,042)			179,954
Preferred Stocks 0.8%			
Brazil 0.8%			
Companhia Brasileira de Distribuicao, Pfd., A	Food & Staples Retailing	1,800	84,900
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	16,320	82,633
Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	4,400	39,960
Vale SA, pfd., A	Metals & Mining	2,200	42,767
Total Preferred Stocks (Cost $230,370)			250,260
Total Investments before Short Term Investments (Cost $25,698,495)			30,197,992
		Principal Amount	
Short Term Investments (Cost $195,000) 0.6%			
U.S. Government and Agency Securities 0.6%			
United States 0.6%			
[e]FHLB, 2/01/13		$ 195,000	195,000
Total Investments (Cost $25,893,495) 97.8%			30,392,992
Other Assets, less Liabilities 2.2%			678,236
Net Assets 100.0%			$ 31,071,228

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2013, the value of this security was $8,275, representing 0.03% of net assets.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $72,820, representing 0.23% of net assets.
[d]The Franklin India Growth Fund is managed by the Fund's investment manager.
[e]The security is traded on a discount basis with no stated coupon rate.

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract amount	Settlement date	Unrealized Appreciation	Unrealized Depreciation
Euro	BKF	Sell	445,545	$571,322	2/21/13	$ -	$ (33,774)
	Net unrealized appreciation (depreciation)						$ (33,774)

Abbreviations

Counterparty

BKF - Deutsche Bank AG

Selected Portfolio

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
FHLB - Federal Home Loan Bank
SPDR - S&P Depositary Receipt

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited)

Templeton Foreign Smaller Companies Fund	Industry	Shares	Value
Common Stocks 90.7%			
Australia 1.4%			
Emeco Holdings Ltd.	Trading Companies & Distributors	1,657,288	$ 1,062,855
Pacific Brands Ltd.	Distributors	1,647,514	1,202,619
			2,265,474
Bahamas 1.9%			
[a]Steiner Leisure Ltd.	Diversified Consumer Services	70,143	3,159,942
Belgium 1.1%			
Barco NV	Electronic Equipment, Instruments & Components	22,231	1,765,429
Brazil 0.7%			
Diagnosticos da America SA	Health Care Providers & Services	167,500	1,190,539
Canada 11.2%			
AGF Management Ltd.	Capital Markets	92,600	1,043,380
Canaccord Financial Inc.	Capital Markets	479,625	3,562,750
Enerflex Ltd.	Energy Equipment & Services	90,900	1,114,437
Ensign Energy Services Inc.	Energy Equipment & Services	298,900	5,105,765
HudBay Minerals Inc.	Metals & Mining	504,030	5,861,108
Trican Well Service Ltd.	Energy Equipment & Services	116,500	1,594,131
			18,281,571
Cayman Islands 1.3%			
Stella International Holdings Ltd.	Textiles, Apparel & Luxury Goods	733,000	2,107,653
China 5.8%			
China Medical System Holdings Ltd.	Pharmaceuticals	653,000	560,761
[a]China Minzhong Food Corp. Ltd.	Food Products	4,877,000	3,940,532
Kingsoft Corp. Ltd.	Software	2,852,000	2,478,561
Minth Group Ltd.	Auto Components	818,000	1,113,801
Yingde Gases	Chemicals	1,178,000	1,324,500
			9,418,155
Finland 1.5%			
Amer Sports OYJ	Leisure Equipment & Products	159,140	2,537,063
France 0.7%			
Ipsos	Media	30,790	1,227,161
Germany 5.1%			
Gerresheimer AG	Life Sciences Tools & Services	30,010	1,544,096
Gildemeister AG	Machinery	73,560	1,814,517
GSW Immobilien AG	Real Estate Management & Development	36,360	1,551,858
[a]Kloeckner & Co. SE	Trading Companies & Distributors	104,400	1,321,013
Rational AG	Machinery	4,180	1,266,935
Software AG	Software	20,258	780,303
			8,278,722
Hong Kong 6.2%			
Giordano International Ltd.	Specialty Retail	1,442,000	1,465,149
[a]Haier Electronics Group Co. Ltd.	Household Durables	1,083,000	1,809,771
Samsonite International SA	Textiles, Apparel & Luxury Goods	429,600	933,925
Techtronic Industries Co. Ltd.	Household Durables	2,199,590	4,458,456
VTech Holdings Ltd.	Communications Equipment	129,600	1,492,267
			10,159,568
Indonesia 1.2%			
[b]Sakari Resources Ltd.	Metals & Mining	1,342,000	2,033,195
Italy 3.6%			
Amplifon SpA	Health Care Providers & Services	430,149	2,296,763

Azimut Holding SpA	Capital Markets	143,307	2,518,173
[a]Sorin SpA	Health Care Equipment & Supplies	426,565	1,088,997
			5,903,933
Japan 9.4%			
Asahi Co. Ltd.	Specialty Retail	79,700	1,064,002
Asics Corp.	Textiles, Apparel & Luxury Goods	229,200	3,257,652
HAJIME CONSTRUCTION CO. LTD.	Household Durables	105,800	4,473,109
Keihin Corp.	Auto Components	171,100	2,373,922
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	74,379	3,624,082
Seria Co. Ltd.	Multiline Retail	35,200	560,293
			15,353,060
Netherlands 4.4%			
Aalberts Industries NV	Machinery	91,427	2,055,358
Arcadis NV	Construction & Engineering	82,130	2,161,352
Mediq NV	Health Care Providers & Services	110,562	2,089,916
Royal Imtech NV	Construction & Engineering	31,850	841,010
			7,147,636
Philippines 0.5%			
Energy Development Corp.	Independent Power Producers & Energy Traders	4,693,000	824,243
Singapore 3.8%			
CSE Global Ltd.	IT Services	2,733,000	1,910,108
Ezion Holdings Ltd.	Energy Equipment & Services	1,049,000	1,534,109
First Resources Ltd.	Food Products	1,715,000	2,709,025
			6,153,242
South Korea 5.1%			
BS Financial Group Inc.	Commercial Banks	252,935	3,347,638
Halla Climate Control Corp.	Auto Components	84,820	1,902,196
Hyundai Mipo Dockyard Co. Ltd.	Machinery	20,055	2,156,630
Korea Investment Holdings Co. Ltd.	Capital Markets	24,730	961,461
			8,367,925
Spain 1.3%			
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	3,860	1,933,659
Tecnicas Reunidas SA	Energy Equipment & Services	3,526	179,387
			2,113,046
Sweden 1.7%			
[a,b]D Carnegie & Co. AB	Capital Markets	456,515	—
Oriflame Cosmetics SA, SDR	Personal Products	85,320	2,796,365
			2,796,365
Switzerland 1.5%			
[a]Logitech International SA	Computers & Peripherals	39,710	266,943
Lonza Group AG	Life Sciences Tools & Services	14,990	882,540
Panalpina Welttransport Holding AG	Air Freight & Logistics	12,220	1,231,530
			2,381,013
Taiwan 0.7%			
Simplo Technology Co. Ltd.	Computers & Peripherals	251,000	1,168,727
Thailand 0.5%			
Pruksa Real Estate PCL, fgn.	Real Estate Management & Development	802,100	806,131
Turkey 1.5%			
Aygaz AS	Gas Utilities	450,975	2,543,449
United Kingdom 18.6%			
[a]African Minerals Ltd.	Metals & Mining	295,820	1,437,285
Bellway PLC	Household Durables	112,817	1,985,016
Bovis Homes Group PLC	Household Durables	215,350	2,043,072
Dignity PLC	Diversified Consumer Services	118,249	2,187,481
Greggs PLC	Food & Staples Retailing	132,129	999,595
Henderson Group PLC	Capital Markets	581,460	1,428,346

Franklin Templeton International Trust
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Homeserve PLC	Commercial Services & Supplies	753,160	2,769,811
Laird PLC	Electronic Equipment, Instruments & Components	986,251	3,485,477
Man Group PLC	Capital Markets	1,263,280	1,771,482
Micro Focus International PLC	Software	184,081	1,781,471
[a]Ophir Energy PLC	Oil, Gas & Consumable Fuels	151,260	1,226,364
Persimmon PLC	Household Durables	151,800	2,028,769
SIG PLC	Trading Companies & Distributors	944,470	1,973,335
UBM PLC	Media	264,870	3,157,681
[a]Vectura Group PLC	Pharmaceuticals	1,434,850	2,107,642
			30,382,827
Total Common Stocks (Cost $126,024,859)			148,366,069
Short Term Investments (Cost $575,280) 0.3%			
Investments from Cash Collateral Received for Loaned Securities 0.3%			
United States 0.3%			
[d]BNY Mellon Overnight Government Fund, 0.111%		575,280	575,280
Total Investments (Cost $126,600,139) 91.0%			148,941,349
Other Assets, less Liabilities 9.0%			14,651,687
Net Assets 100.0%			$ 163,593,036

[a] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2013, the aggregate value of these securities was $2,033,195, representing 1.24% of net assets.
[c] A portion or all of the security is on loan at January 31, 2013.
[d] The rate shown is the annualized seven-day yield at period end.

Abbreviations

Selected Portfolio

SDR - Swedish Depositary Receipt

Franklin Templeton International Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds, three of which are included in this report (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement of Investments. At January 31, 2013, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The India Growth Fund's investment in the Portfolio shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and

other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin World Perspectives Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin World Perspectives Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

4. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin India Growth Fund*	Franklin World Perspectives Fund	Templeton Foreign Smaller Companies Fund
Cost of investments	$ 63,271,584	$ 26,210,624	$ 127,063,926
Unrealized appreciation	$ 13,675,300	$ 4,887,129	$ 30,531,965
Unrealized depreciation	(3,566,268)	(704,761)	(8,654,542)
Net unrealized appreciation (depreciation)	$ 10,109,032	$ 4,182,368	$ 21,877,423

*Includes the holdings of the Portfolio.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin India Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,563,600	$ -	$ -	$ 1,563,600
Mutual Funds	76,943,657	-	-	76,943,657
Total Investments in Securities	$ 78,507,257	$ -	$ -	$ 78,507,257

	Level 1	Level 2	Level 3	Total
Franklin World Perspectives Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]:				
Canada	$ 1,572,545	$ -	$ 8,275	$ 1,580,820
All Other Equity Investments[b]	28,437,218			28,437,218
Participatory Notes	-	179,954	-	179,954
Short Term Investments	-	195,000	-	195,000
Total Investments in Securities	$ 30,009,763	$ 374,954	$ 8,275	$ 30,392,992
Liabilities:				
Forward Exchange Contracts	-	33,774	-	33,774

	Level 1	Level 2	Level 3	Total
Templeton Foreign Smaller Companies Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Indonesia	$ -	$ -	$ 2,033,195	$ 2,033,195
All Other Equity Investments[a]	146,332,874	-	- [c]	146,332,874
Short Term Investments	-	575,280	-	575,280
Total Investments in Securities	$ 146,332,874	$ 575,280	$ 2,033,195	$ 148,941,349

[a]For detailed categories, see the accompanying Statement of Investments.

[b]Includes common and preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value at January 31, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the three months ended January 31, 2013, is as follows:

	Balance at Beginning of Period	Purchases (Sales)	Transfers Into (Out of) Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Templeton Foreign Smaller Companies Fund								
Assets								
Investments in Securities:								
Equity Investments:								
Indonesia	$ 2,034,500	$ -	$ -	$ -	$ -	$ (1,305)	$ 2,033,195	$ (1,305)
Sweden	- [a]	-	-	-	-	-	- [a]	-
Total	$ 2,034,500	$ -	$ -	$ -	$ -	$ (1,305)	$ 2,033,195	$ (1,305)

[a]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of January 31, 2013, are as follows:

Description		Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount
Templeton Foreign Smaller Companies Fund					
Assets:					
Investments in Securities:					
Equity Investments:					
Indonesia	$	2,033,195	Market Approach	Offer price	1.88 SGD

A significant and reasonable adjustment to the offer price would result in a significant change to the fair value measurement, which may materially impact the net assets of the Fund.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2013 (unaudited)

(Expressed In U.S. Dollars)

	Shares	Value
Common Stocks 93.3%		
India 93.3%		
Auto Components 3.2%		
Balkrishna Industries Ltd.	88,000	$ 462,671
Bosch Ltd.	6,264	1,086,897
Exide Industries Ltd.	380,000	876,978
		2,426,546
Automobiles 4.8%		
Bajaj Auto Ltd.	19,500	742,226
Mahindra & Mahindra Ltd.	125,000	2,088,808
Tata Motors Ltd., A	267,728	835,472
		3,666,506
Chemicals 3.2%		
Asian Paints Ltd.	29,500	2,492,923
Commercial Banks 17.4%		
Axis Bank Ltd.	58,000	1,638,697
HDFC Bank Ltd.	365,000	4,408,090
ICICI Bank Ltd.	232,000	5,185,870
IndusInd Bank Ltd.	147,000	1,201,385
Yes Bank Ltd.	94,000	921,121
		13,355,163
Construction & Engineering 2.4%		
Larsen & Toubro Ltd.	52,000	1,505,975
Voltas Ltd.	200,000	367,151
		1,873,126
Construction Materials 1.2%		
Grasim Industries Ltd.	16,000	902,998
Diversified Financial Services 3.8%		
[a]Credit Analysis and Research Ltd.	20,000	316,753
Crisil Ltd.	76,000	1,428,771
Kotak Mahindra Bank Ltd.	91,000	1,158,019
		2,903,543
Electric Utilities 2.2%		
Power Grid Corp. of India Ltd.	830,000	1,716,865
Food Products 3.4%		
GlaxoSmithKline Consumer Healthcare Ltd.	12,744	901,433
Nestle India Ltd.	19,500	1,741,329
		2,642,762
Gas Utilities 1.6%		
GAIL India Ltd.	191,442	1,230,583
Independent Power Producers & Energy Traders 1.3%		
NTPC Ltd.	340,000	999,418
IT Services 8.1%		
Infosys Ltd.	76,500	4,004,493
Tata Consultancy Services Ltd.	41,500	1,045,972
Wipro Ltd.	150,000	1,157,766
		6,208,231
Machinery 3.4%		
Cummins India Ltd.	207,000	1,898,261
Thermax Ltd.	67,000	728,857
		2,627,118
Media 1.2%		
Jagran Prakashan Ltd.	455,000	921,530

FT (Mauritius) Offshore Investments Limited

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

(Expressed In U.S. Dollars)

Metals & Mining 2.1%		
Gujarat Mineral Development Corp. Ltd.	350,000	1,264,665
Hindalco Industries Ltd.	160,000	347,630
		1,612,295
Oil, Gas & Consumable Fuels 12.8%		
Bharat Petroleum Corp. Ltd.	116,000	893,815
Coal India Ltd.	260,000	1,725,443
Great Eastern Shipping Co. Ltd.	160,000	734,754
Oil & Natural Gas Corp. Ltd.	461,700	2,943,527
Reliance Industries Ltd.	215,000	3,577,818
		9,875,357
Personal Products 1.9%		
Marico Ltd.	340,000	1,450,943
Pharmaceuticals 9.3%		
Cadila Healthcare Ltd.	114,500	1,857,791
Cipla Ltd.	131,000	1,001,280
Dr. Reddy's Laboratories Ltd.	65,000	2,340,427
GlaxoSmithKline Pharmaceuticals Ltd.	18,000	693,004
Pfizer Ltd.	16,000	345,993
Torrent Pharmaceuticals Ltd.	70,000	922,910
		7,161,405
Textiles, Apparel & Luxury Goods 0.3%		
Titan Industries Ltd.	45,278	237,587
Transportation Infrastructure 0.7%		
[a]Gujarat Pipavav Port Ltd.	697,987	572,539
Wireless Telecommunication Services 9.0%		
Bharti Airtel Ltd.	940,000	5,988,475
[a]Idea Cellular Ltd.	450,000	951,103
		6,939,578
Total Common Stocks (Cost $60,095,228)		71,817,016
Other Assets, less Liabilities 6.7%		5,126,641
Net Assets 100.0%		$ 76,943,657

[a]Non-income producing.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2013, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a

foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2013, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 1 inputs.

4. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of these ASUs will not have a material impact on its financial statements.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer -
Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 27, 2013